Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,011,982,500.00
Previously Paid Amount	0.00
Total Fee Amount	139,754.78
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 139,754.78
Narrative - Max Aggregate Offering Price	$ 1,011,982,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true